CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023	Aug. 31, 2023	Aug. 31, 2022
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses
Selling, general and administrative	693,417	383,227	1,514,241	1,127,313	1,546,177	2,845,766
Research and development	161,891	195,464	411,224	592,331	764,827	901,976
Total operating expenses	855,308	578,691	1,925,467	1,719,644	2,311,004	3,747,742
Loss from operations	(855,308)	(578,691)	(1,925,467)	(1,719,644)	(2,311,004)	(3,747,742)
Other income (expense)
Interest income	81,400	79,252	210,496	170,860	246,491	45,099
Other income					0	13,560
Impairment of fixed assets	(683,950)	0	(683,950)	0
Total other income (expense)	(602,550)	79,252	(473,454)	170,860	246,491	58,659
Net loss from continuing operations	(1,457,858)	(499,439)	(2,398,921)	(1,548,784)	(2,064,513)	(3,689,083)
Net loss from discontinued operations	(4,456)	(54,810)	(11,797)	(259,320)	(331,882)	(1,259,450)
Deemed dividend attributable to warrant modification	0	0	(400,000)	0
Net loss	(1,462,314)	(554,249)	(2,810,718)	(1,808,104)	(2,396,395)	(4,948,533)
Other comprehensive income (loss)
Foreign currency translation gain/(loss)	2,791	270	3,494	(4,500)	(4,528)	(58,759)
Comprehensive income (loss)	$ (1,459,523)	$ (553,979)	$ (2,807,224)	$ (1,812,604)	$ (2,400,923)	$ (5,007,292)
Loss per Share from continuing operations basic	$ (0.03)	$ (0.01)	$ (0.05)	$ (0.03)	$ (0.04)	$ (0.07)
Loss per Share from continuing operations diluted	(0.03)	(0.01)	(0.05)	(0.03)	(0.04)	(0.07)
Loss per Share from discontinued operations basic	(0.00)	(0.00)	(0.00)	(0.00)	(0.01)	(0.02)
Loss per Share from discontinued operations diluted	(0.00)	(0.00)	(0.00)	(0.00)	(0.01)	(0.02)
Loss per Share basic	(0.03)	(0.01)	(0.05)	(0.03)	(0.04)	(0.09)
Loss per Share diluted	$ (0.03)	$ (0.01)	$ (0.05)	$ (0.03)	$ (0.04)	$ (0.09)
Weighted average number of common shares outstanding - basic	53,198,399	53,198,399	53,198,399	53,198,399	53,198,399	53,198,399
Weighted average number of common shares outstanding - diluted	53,198,399	53,198,399	53,198,399	53,198,399	53,198,399	53,198,399